UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Index 600 Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Index 600 Portfolio

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (including $11,140,218 of securities on loan) (1)	$259,748,216
Cash	287,486
Dividends receivable	219,251
Subscriptions receivable	1,117,980
Receivable for investments sold	15,769

Total assets	261,388,702

LIABILITIES:
Due to investment adviser	135,880
Payable upon return of securities loaned	11,576,338
Redemptions payable	2,471,949
Payable for investments purchased	4,164,486
Variation margin on futures contracts	30,034

Total liabilities	18,378,687

NET ASSETS	$243,010,015

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$3,366,914
Additional paid-in capital	280,631,645
Net unrealized depreciation on investments and futures contracts	(31,708,572)
Undistributed net investment income	58,159
Accumulated net realized loss on investments and futures contracts	(9,338,131)

NET ASSETS	$243,010,015

NET ASSET VALUE PER OUTSTANDING SHARE	$7.22
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	33,669,140

(1) Cost of investments in securities	$291,307,106

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$1,937
Income from securities lending	64,159
Dividends	1,292,401

Total income	1,358,497

EXPENSES:
Management fees	700,842

NET INVESTMENT INCOME	657,655

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,680,420
Net realized gain on futures contracts	303,784
Change in net unrealized depreciation on investments	(10,166,802)
Change in net unrealized depreciation on futures contracts	(367,364)

Net realized and unrealized loss on investments and futures contracts	(6,549,962)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,892,307)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$657,655	$1,491,069
Net realized gain (loss) on investments	3,680,420	(8,041,754)
Net realized gain on futures contracts	303,784	1,049,379
Change in net unrealized depreciation on investments	(10,166,802)	49,858,229
Change in net unrealized appreciation (depreciation) on futures contracts	(367,364)	(245,845)

Net increase (decrease) in net assets resulting from operations	(5,892,307)	44,111,078

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(599,496)	(1,367,064)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	104,437,203	104,405,992
Reinvestment of distributions	599,496	1,367,064
Redemptions of shares	(63,397,498)	(119,197,729)

Net increase (decrease) in net assets resulting from share transactions	41,639,201	(13,424,673)

Total increase in net assets	35,147,398	29,319,341

NET ASSETS:
Beginning of period	207,862,617	178,543,276

End of period (1)	$243,010,015	$207,862,617

OTHER INFORMATION:

SHARES:
Sold	13,407,862	17,178,278
Issued in reinvestment of distributions	79,194	211,520
Redeemed	(8,213,498)	(19,273,641)

Net increase (decrease)	5,273,558	(1,883,843)

(1) Including undistributed net investment income	$58,159

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$7.32		$5.90	$9.65	$10.73	$10.29	$10.15

Income from Investment Operations

Net investment income	0.02		0.05	0.07	0.07	0.05	0.06
Net realized and unrealized gain (loss)	(0.10)		1.42	(3.08)	(0.16)	1.43	0.66

Total Income (Loss) From
Investment Operations	(0.08)		1.47	(3.01)	(0.09)	1.48	0.72

Less Distributions

From net investment income	(0.02)		(0.05)	(0.07)	(0.07)	(0.05)	(0.06)
From net realized gains				(0.67)	(0.92)	(0.99)	(0.52)

Total Distributions	(0.02)		(0.05)	(0.74)	(0.99)	(1.04)	(0.58)

Net Asset Value, End of Period	$7.22		$7.32	$5.90	$9.65	$10.73	$10.29

Total Return ±	(1.12%)	^	24.95%	(31.35%)	(0.82%)	14.57%	7.06%

Net Assets, End of Period ($000)	$243,010		$207,863	$178,543	$262,817	$262,130	$221,263

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	0.56%	*	0.82%	1.00%	0.76%	0.52%	0.60%

Portfolio Turnover Rate	8.76%	^	20.36%	27.83%	27.54%	28.14%	21.74%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or
	expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.
The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		7,055,276		-		-		7,055,276
Agriculture		377,039		-		-		377,039
Air freight		1,186,371		-		-		1,186,371
Airlines		818,345		-		-		818,345
Auto parts & equipment		610,518		-		-		610,518
Automobiles		170,620		-		-		170,620
Banks		15,619,224		1,699		-		15,620,923
Biotechnology		4,935,375		-		-		4,935,375
Broadcast/media		1,351,902		-		-		1,351,902
Building materials		2,289,346		-		-		2,289,346
Chemicals		4,287,151		-		-		4,287,151
Communications - equipment		5,438,213		-		-		5,438,213
Computer hardware &
systems		2,281,305		-		-		2,281,305
Computer software &
services		10,180,622		-		-		10,180,622
Conglomerates		410,694		-		-		410,694
Containers		135,896		-		-		135,896
Cosmetics & personal care		234,302		-		-		234,302
Distributors		2,225,269		-		-		2,225,269
Electric companies		2,440,532		-		-		2,440,532
Electronic instruments &
equipment		12,303,801		-		-		12,303,801
Electronics - semiconductor		13,346,918		-		-		13,346,918
Engineering & construction		3,208,651		-		-		3,208,651
Financial services		702,192		-		-		702,192
Food & beverages		5,821,439		-		-		5,821,439
Gold, metals & mining		1,630,978		-		-		1,630,978
Health care related		15,373,174		-		-		15,373,174
Homebuilding		696,280		-		-		696,280
Hotels/motels		426,963		-		-		426,963
Household goods		2,221,740		-		-		2,221,740
Insurance related		6,588,056		-		-		6,588,056
Investment bank/brokerage
firm		2,557,287		-		-		2,557,287
Leisure & entertainment		4,161,895		-		-		4,161,895
Machinery		9,099,502		-		-		9,099,502
Manufacturing		660,162		-		-		660,162
Medical products		9,802,506		-		-		9,802,506
Miscellaneous		2,174,405		-		-		2,174,405
Office equipment & supplies		1,530,924		-		-		1,530,924
Oil & gas		12,226,022		-		-		12,226,022
Paper & forest products		1,858,690		-		-		1,858,690
Personal loans		2,000,121		-		-		2,000,121
Pharmaceuticals		2,610,350		-		-		2,610,350
Pollution control		1,357,982		-		-		1,357,982
Printing & publishing		736,815		-		-		736,815
Real estate		17,898,092		-		-		17,898,092
Restaurants		6,313,028		-		-		6,313,028
Retail		13,152,018		-		-		13,152,018
Savings & loans		921,177		-		-		921,177
Shoes		4,073,255		-		-		4,073,255
Specialized services		10,464,598		-		-		10,464,598
Telephone &
telecommunications		1,125,886		-		-		1,125,886
Textiles		3,125,997		-		-		3,125,997
Tobacco		193,344		-		-		193,344
Transportation		2,132,186		-		-		2,132,186
Utilities		6,428,935		-		-		6,428,935
Water		374,913		-		-		374,913
Short-term Investments		11,576,338		6,821,897		-		18,398,235
Total Assets		252,924,620		6,823,596		-		259,748,216
Liabilities
Other Financial Instruments*		30,034		-		-		30,034
Total Liabilities		30,034		-		-		30,034
Total		$252,894,586		$6,823,596		$-		$259,718,182

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $68,049,782 and $19,968,307, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $294,766,404.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $19,901,197 and gross depreciation of securities in which there was an excess of tax cost over value of $54,919,385 resulting in net depreciation of $35,018,188.

5.         DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$30,034

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$303,784	Change in net unrealized depreciation on futures contracts	$(367,364)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months ended June 30, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of June 30, 2010 the Portfolio had securities on loan valued at $11,140,218 and received collateral of $11,576,338 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.
MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	3.05%
Consumer Products & Services	21.79%
Financial Services	17.47%
Health Care Related	12.60%
Industrial Products & Services	8.97%
Natural Resources	6.20%
Short Term Investments (inc Sec Lend Collat)	7.08%
Technology	17.39%
Transportation	1.89%
Utilities	3.56%
100.00%

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.90%
24,267	AAR Corp *	406,230
9,386	Aerovironment Inc * †	203,958
5,482	American Science & Engineering Inc	417,783
8,002	Applied Signal Technology Inc	157,239
15,368	Ceradyne Inc *	328,414
9,374	Cubic Corp	341,026
28,110	Curtiss-Wright Corp	816,314
18,582	Esterline Technologies Corp *	881,716
32,538	GenCorp Inc * †	142,517
27,793	Moog Inc Class A *	895,768
35,473	Orbital Sciences Corp *	559,409
9,618	Stanley Inc *	359,521
22,197	Teledyne Technologies Inc *	856,360
10,341	Triumph Group Inc	689,021
		$7,055,276

Agriculture --- 0.16%
50,205	Darling International Inc *	377,039
		$377,039

Air Freight --- 0.49%
17,609	Forward Air Corp	479,845
23,543	HUB Group Inc Class A *	706,526
		$1,186,371

Airlines --- 0.34%
9,214	Allegiant Travel Co	393,346
34,779	SkyWest Inc	424,999
		$818,345

Auto Parts & Equipment --- 0.25%
11,476	Drew Industries Inc *	231,815
20,916	Spartan Motors Inc	87,847
11,728	Standard Motor Products Inc	94,645
14,599	Superior Industries International Inc	196,211
		$610,518

Automobiles --- 0.07%
17,165	Winnebago Industries Inc * †	170,620
		$170,620

Banks --- 6.43%
8,123	Bank of the Ozarks Inc	288,123
45,726	Boston Private Financial Holdings Inc	294,018
9,839	City Holding Co †	274,311
23,885	Columbia Banking System Inc	436,140
20,459	Community Bank System Inc	450,712
91,438	East West Bancorp Inc ~	1,394,429
42,920	First BanCorp †	22,748
48,037	First Commonwealth Financial Corp	252,194
30,242	First Financial Bancorp	452,118
12,928	First Financial Bankshares Inc †	621,708
45,931	First Midwest Bancorp Inc	558,521
44,579	Glacier Bancorp Inc	653,974
17,612	Hancock Holding Co	587,536
28,312	Hanmi Financial Corp * †	35,673
28,312	Hanmi Financial Corp (rights) * †	1,699
13,418	Home Bancshares Inc	306,065
13,166	Independent Bank Corp (MA)	324,937
21,149	Nara Bancorp Inc *	178,286
77,743	National Penn Bancshares Inc	467,235
21,419	NBT Bancorp Inc	437,376
54,078	Old National Bancorp	560,248
19,970	Pinnacle Financial Partners Inc *	256,614
36,440	PrivateBancorp Inc	403,755
14,990	S&T Bancorp Inc †	296,202
25,308	Signature Bank *	961,957
9,677	Simmons First National Corp	254,118
123,951	South Financial Group Inc †	33,777
16,570	Sterling Bancorp	149,130
62,199	Sterling Bancshares Inc	292,957
80,335	Susquehanna Bancshares Inc	669,191
4,574	Tompkins Financial Corp	172,668
18,562	UMB Financial Corp	660,065
70,195	Umpqua Holdings Corp	805,839
23,756	United Bankshares Inc †	568,719
50,461	United Community Banks Inc	199,321
59,844	Whitney Holding Corp	553,557
11,757	Wilshire Bancorp Inc	102,874
19,260	Wintrust Financial Corp	642,128
		$15,620,923

Biotechnology --- 2.03%
16,023	ArQule Inc *	68,899
16,797	Cambrex Corp *	52,911
36,176	Cubist Pharmaceuticals Inc *	745,226
10,911	Dionex Corp *	812,433
10,362	Emergent Biosolutions Inc *	169,315
21,757	Enzo Biochem Inc *	88,551
26,623	eResearchTechnology Inc *	209,789
9,246	Kendle International Inc *	106,514
20,258	Martek Biosciences Corp *	480,317
36,139	PAREXEL International Corp *	783,494
40,045	Regeneron Pharmaceuticals Inc *	893,804
41,597	Savient Pharmaceuticals Inc *	524,122
		$4,935,375

Broadcast/Media --- 0.56%
16,549	Arbitron Inc †	424,151
88,780	Live Nation Entertainment Inc *	927,751
		$1,351,902

Building Materials --- 0.94%
7,477	AAON Inc	174,289
16,837	Apogee Enterprises Inc	182,345
18,476	Gibraltar Industries Inc *	186,608
26,937	Griffon Corp *	297,923
11,721	NCI Building Systems Inc *	98,105
23,029	Quanex Building Products Corp	398,171
23,892	Simpson Manufacturing Co Inc	586,548
12,054	Universal Forest Products Inc	365,357
		$2,289,346

Chemicals --- 1.76%
19,601	A Schulman Inc	371,635
13,066	American Vanguard Corp †	103,613
15,493	Arch Chemicals Inc	476,255
17,153	Balchem Corp	428,825
34,615	Calgon Carbon Corp *	458,303
30,351	HB Fuller Co	576,365
10,474	LSB Industries Inc *	139,409
19,038	OM Group Inc *	454,247
6,036	Penford Corp *	39,113
57,591	PolyOne Corp *	484,916
7,005	Quaker Chemical Corp †	189,765
4,788	Stepan Co	327,643
13,593	Zep Inc	237,062
		$4,287,151

Communications - Equipment --- 2.24%
78,527	Arris Group Inc *	800,190
7,250	Bel Fuse Inc Class B	119,697
10,947	Black Box Corp	305,312
26,451	Blue Coat Systems Inc *	540,394
17,446	Comtech Telecommunications Corp *	522,159
15,333	DG FastChannel Inc *	499,549
15,322	Digi International Inc *	126,713
9,531	EMS Technologies Inc *	143,156
60,214	Harmonic Inc *	327,564
21,779	NETGEAR Inc *	388,537
18,653	Network Equipment Technologies Inc * †	65,099
10,514	PC-Tel Inc *	52,990
27,107	Symmetricom Inc *	137,975
42,390	Tekelec *	561,244
6,884	Tollgrade Communications Inc *	43,369
24,701	ViaSat Inc *	804,265
		$5,438,213

Computer Hardware & Systems --- 0.94%
72,553	ADPT Corp *	209,678
17,321	Avid Technology Inc *	220,496
14,071	Compellent Technologies Inc *	170,541
12,814	Hutchinson Technology Inc * †	55,485
30,152	Intermec Inc *	309,058
13,102	Intevac Inc *	139,798
19,611	Novatel Wireless Inc *	112,567
19,238	Smith Micro Software Inc *	182,953
12,520	Stratasys Inc *	307,491
20,845	Synaptics Inc * †	573,238
		$2,281,305

Computer Software & Services --- 4.19%
27,565	Blackbaud Inc	600,090
26,784	CommVault Systems Inc *	602,640
15,174	comScore Inc *	249,916
26,834	Concur Technologies Inc * ~	1,145,275
24,522	DealerTrack Holdings Inc *	403,387
19,058	Ebix Inc * †	298,829
28,980	Epicor Software Corp *	231,550
20,611	EPIQ Systems Inc	266,500
22,744	InfoSpace Inc *	171,035
8,283	Interactive Intelligence Inc *	136,090
27,787	j2 Global Communications Inc *	606,868
22,277	JDA Software Group Inc *	489,648
18,725	Knot Inc *	145,681
13,825	Manhattan Associates Inc *	380,879
5,610	MicroStrategy Inc Class A *	421,255
21,880	Netscout Systems Inc *	311,134
18,477	Perficient Inc *	164,630
21,660	Phoenix Technologies Ltd * †	62,597
26,120	Progress Software Corp *	784,384
17,261	Radiant Systems Inc *	249,594
18,368	Sonic Solutions Inc * †	153,373
51,368	Take-Two Interactive Software Inc *	462,312
24,052	Taleo Corp *	584,223
41,176	THQ Inc *	177,880
17,257	Tyler Technologies Inc *	267,829
53,150	United Online Inc	306,144
26,819	Websense Inc *	506,879
		$10,180,622

Conglomerates --- 0.17%
7,833	Standex International Corp	198,567
12,998	Tredegar Corp	212,127
		$410,694

Containers --- 0.06%
16,798	Myers Industries Inc	135,896
		$135,896

Cosmetics & Personal Care --- 0.10%
8,475	Mannatech Inc †	16,865
8,392	Medifast Inc *	217,437
		$234,302

Distributors --- 0.92%
22,920	Applied Industrial Technologies Inc	580,335
11,775	Audiovox Corp Class A *	86,546
15,800	Kaman Corp	349,496
2,844	Lawson Products Inc	48,291
20,038	Watsco Inc ~	1,160,601
		$2,225,269

Electric Companies --- 1.00%
18,524	ALLETE Inc	634,262
7,257	Central Vermont Public Service Corp	143,253
26,965	El Paso Electric Co *	521,773
18,632	UIL Holdings Corp	466,359
22,362	UniSource Energy Corp	674,885
		$2,440,532

Electronic Instruments & Equipment --- 5.06%
11,366	Agilysys Inc	76,039
17,522	Anixter International Inc *	746,437
14,200	AO Smith Corp	684,298
7,753	AZZ Inc	285,078
26,076	Baldor Electric Co	940,487
28,975	Belden Inc	637,450
38,730	Benchmark Electronics Inc *	613,871
32,187	Brady Corp Class A	802,100
43,908	Brightpoint Inc *	307,356
24,414	Checkpoint Systems Inc *	423,827
29,115	Cogent Inc *	262,326
24,654	Cognex Corp	433,417
21,381	CTS Corp	197,560
20,540	Daktronics Inc	154,050
10,567	DTS Inc *	347,337
16,623	Electro Scientific Industries Inc *	222,083
11,926	Encore Wire Corp	216,934
9,514	FARO Technologies Inc *	178,007
14,489	Gerber Scientific Inc *	77,516
15,943	II-VI Inc *	472,391
28,135	Insight Enterprises Inc *	370,257
8,914	Keithley Instruments Inc	78,711
13,627	Littelfuse Inc *	430,750
9,688	LoJack Corp *	35,749
10,203	MTS Systems Corp	295,887
23,085	Newport Corp *	209,150
11,139	OSI Systems Inc *	309,330
12,561	Park Electrochemical Corp	306,614
25,008	Plexus Corp *	668,714
5,197	Powell Industries Inc *	142,086
14,716	RadiSys Corp *	140,096
9,452	Rogers Corp *	262,482
16,342	ScanSource Inc *	407,406
13,147	SYNNEX Corp *	336,826
23,621	Technitrol Inc †	74,642
12,533	Vicor Corp * †	156,537
		$12,303,801

Electronics - Semiconductor --- 5.49%
16,507	Actel Corp *	211,620
20,190	Advanced Energy Industries Inc *	248,135
19,624	ATMI Inc *	287,295
39,683	Brooks Automation Inc *	306,750
14,354	Cabot Microelectronics Corp *	496,505
14,880	Cohu Inc	180,494
18,516	Cymer Inc *	556,221
101,417	Cypress Semiconductor Corp * ~	1,018,227
21,111	Diodes Inc *	335,032
14,656	DSP Group Inc *	93,652
27,535	Exar Corp * †	190,818
23,614	FEI Co *	465,432
13,412	Hittite Microwave Corp *	600,053
39,827	Kopin Corp *	135,013
42,766	Kulicke & Soffa Industries Inc *	300,217
26,877	Micrel Inc †	273,608
51,416	Microsemi Corp *	752,216
31,069	MKS Instruments Inc *	581,612
15,333	Pericom Semiconductor Corp *	147,197
18,591	Rudolph Technologies Inc *	140,362
16,477	Sigma Designs Inc * †	164,935
109,196	Skyworks Solutions Inc * ~	1,833,400
13,979	Standard Microsystems Corp *	325,431
7,802	Supertex Inc * †	192,397
30,949	Tessera Technologies Inc *	496,731
96,267	TriQuint Semiconductor Inc *	588,191
14,992	Ultratech Inc *	243,920
46,105	Varian Semiconductor Equipment Associates Inc * ~	1,321,369
25,090	Veeco Instruments Inc * †	860,085
		$13,346,918

Engineering & Construction --- 1.32%
23,828	Comfort Systems USA Inc	230,179
24,226	Dycom Industries Inc *	207,132
27,195	Eagle Materials Inc	705,166
41,036	EMCOR Group Inc *	950,804
37,749	Headwaters Inc *	107,207
24,360	Insituform Technologies Inc Class A *	498,893
17,240	Texas Industries Inc	509,270
		$3,208,651

Financial Services --- 0.29%
10,515	Portfolio Recovery Associates Inc * †	702,192
		$702,192

Food & Beverages --- 2.40%
11,211	Andersons Inc	365,367
6,148	Boston Beer Co Inc Class A *	414,683
7,389	Calavo Growers Inc †	132,706
7,895	Cal-Maine Foods Inc	252,087
13,251	Diamond Foods Inc	544,616
15,870	Great Atlantic & Pacific Tea Co Inc * †	61,893
25,231	Hain Celestial Group Inc *	508,909
8,640	J&J Snack Foods Corp	363,744
19,637	Lance Inc	323,814
7,672	Nash Finch Co	262,076
12,120	Sanderson Farms Inc	614,969
14,215	Spartan Stores Inc	195,030
21,515	TreeHouse Foods Inc *	982,375
26,746	United Natural Foods Inc *	799,170
		$5,821,439

Gold, Metals & Mining --- 0.67%
10,703	AM Castle & Co *	148,665
15,262	AMCOL International Corp	358,657
12,105	Brush Engineered Materials Inc *	241,858
34,712	Century Aluminum Co *	306,507
5,433	Olympic Steel Inc	124,796
18,685	RTI International Metals Inc *	450,495
		$1,630,978

Health Care Related --- 6.33%
6,901	Air Methods Corp *	205,305
4,767	Almost Family Inc *	166,511
17,690	Amedisys Inc * †	777,829
31,982	AMERIGROUP Corp *	1,038,775
19,524	AMN Healthcare Services Inc *	146,040
18,848	AmSurg Corp *	335,871
14,902	Bio-Reference Laboratories Inc *	330,377
24,096	Catalyst Health Solutions Inc *	831,312
30,137	Centene Corp *	647,946
14,144	Chemed Corp	772,828
6,115	Computer Programs & Systems Inc	250,226
4,261	Corvel Corp *	143,979
18,422	Cross Country Healthcare Inc *	165,614
35,620	Eclipsys Corp *	635,461
10,408	Genoptix Inc *	179,018
18,086	Gentiva Health Services Inc *	488,503
19,516	Hanger Orthopedic Group Inc *	350,507
29,920	Healthspring Inc *	464,059
20,859	Healthways Inc *	248,639
16,806	HMS Holdings Corp *	911,221
20,587	inVentiv Health Inc *	527,027
8,290	IPC The Hospitalist Co Inc *	208,079
5,727	Landauer Inc	348,660
12,197	LCA-Vision Inc * †	67,571
9,622	LHC Group Inc * †	267,011
20,410	Magellan Health Services Inc *	741,291
11,998	MedCath Corp *	94,304
8,198	Molina Healthcare Inc *	236,103
7,616	MWI Veterinary Supply Inc *	382,780
20,383	Odyssey HealthCare Inc *	544,634
19,652	Omnicell Inc *	229,732
18,318	PharMerica Corp *	268,542
27,025	Phase Forward Inc *	450,777
35,415	PSS World Medical Inc *	749,027
11,817	Quality Systems Inc †	685,268
15,112	RehabCare Group Inc *	329,139
15,860	Res-Care Inc *	153,208
		$15,373,174

Homebuilding --- 0.29%
11,567	M/I Homes Inc *	111,506
19,571	Meritage Homes Corp *	318,616
3,887	Skyline Corp	70,005
58,905	Standard Pacific Corp *	196,153
		$696,280

Hotels/Motels --- 0.18%
24,740	Interval Leisure Group Inc *	308,013
12,574	Marcus Corp	118,950
		$426,963

Household Goods --- 0.91%
3,719	Blyth Inc	126,707
39,263	Central Garden & Pet Co *	352,189
16,397	Ethan Allen Interiors Inc	229,394
19,097	Helen of Troy Ltd *	421,280
13,563	Kid Brands Inc *	95,348
32,205	La-Z-Boy Inc *	239,283
2,994	National Presto Industries Inc	278,023
8,694	Universal Electronics Inc *	144,581
10,028	WD-40 Co †	334,935
		$2,221,740

Insurance Related --- 2.71%
4,788	American Physicians Capital Inc	147,710
11,263	AMERISAFE Inc *	197,666
29,514	Delphi Financial Group Inc Class A	720,437
14,922	eHealth Inc *	169,663
25,795	Employers Holdings Inc	379,960
24,408	Horace Mann Educators Corp	373,442
7,980	Infinity Property & Casualty Corp	368,516
26,625	National Financial Partners Corp *	260,126
7,965	Navigators Group Inc *	327,601
13,333	Presidential Life Corp †	121,330
20,100	ProAssurance Corp * ~	1,140,876
10,733	RLI Corp †	563,590
9,450	Safety Insurance Group Inc	349,839
33,068	Selective Insurance Group Inc	491,391
11,842	Stewart Information Services Corp	106,815
27,648	Tower Group Inc	595,261
13,816	United Fire & Casualty Co	273,833
		$6,588,056

Investment Bank/Brokerage Firm --- 1.05%
27,080	Investment Technology Group Inc *	434,905
26,917	LaBranche & Co Inc * †	115,205
25,852	optionsXpress Holdings Inc *	406,910
10,545	Piper Jaffray Cos Inc *	339,760
21,948	Stifel Financial Corp *	952,324
17,611	SWS Group Inc	167,304
20,871	TradeStation Group Inc *	140,879
		$2,557,287

Leisure & Entertainment --- 1.71%
7,022	Arctic Cat Inc *	63,970
54,311	Brunswick Corp	675,086
38,481	Callaway Golf Co	232,425
17,456	JAKKS Pacific Inc * †	251,017
6,469	Monarch Casino & Resort Inc *	65,531
15,847	Multimedia Games Inc * †	71,311
11,638	Nautilus Inc *	17,690
36,845	Pinnacle Entertainment Inc *	348,554
20,481	Polaris Industries Inc ~	1,118,672
30,661	Pool Corp	672,089
13,519	RC2 Corp *	217,791
32,561	Shuffle Master Inc *	260,814
11,650	Sturm Ruger & Co Inc †	166,945
		$4,161,895

Machinery --- 3.74%
42,063	Actuant Corp Class A	792,046
16,619	Albany International Corp Class A	269,062
12,122	Astec Industries Inc *	336,143
9,037	Badger Meter Inc †	349,641
27,010	Barnes Group Inc	442,694
31,061	Briggs & Stratton Corp	528,658
5,756	Cascade Corp †	204,971
10,658	CIRCOR International Inc	272,632
31,193	CLARCOR Inc ~	1,107,975
12,739	EnPro Industries Inc *	358,603
16,440	ESCO Technologies Inc	423,330
36,171	Federal Signal Corp	218,473
17,560	John Bean Technologies Corp	267,790
20,727	Kaydon Corp	681,089
7,582	Lindsay Corp †	240,274
10,949	Lydall Inc *	83,650
23,208	Mueller Industries Inc	570,917
20,466	Robbins & Myers Inc	444,931
20,101	Toro Co	987,361
18,118	Watts Water Technologies Inc Class A	519,262
		$9,099,502

Manufacturing --- 0.27%
15,014	Mercury Computer Systems Inc *	176,114
23,331	Methode Electronics Inc	227,244
27,032	TTM Technologies Inc *	256,804
		$660,162

Medical Products --- 4.03%
13,764	Abaxis Inc *	294,962
40,113	Align Technology Inc * †	596,480
46,632	American Medical Systems Holdings Inc *	1,031,500
7,856	Analogic Corp †	357,527
7,989	Cantel Medical Corp	133,416
17,796	CONMED Corp *	331,539
28,801	Cooper Cos Inc ~	1,145,992
17,524	CryoLife Inc *	94,454
14,444	Cyberonics Inc *	342,034
14,486	Greatbatch Inc *	323,183
15,807	Haemonetics Corp *	845,991
7,339	ICU Medical Inc *	236,096
12,882	Integra LifeSciences Holdings Corp *	476,634
20,140	Invacare Corp †	417,704
6,178	Kensey Nash Corp *	146,480
24,717	Meridian Bioscience Inc	420,189
17,058	Merit Medical Systems Inc *	274,122
17,786	Natus Medical Inc *	289,734
13,984	Neogen Corp *	364,283
9,772	Osteotech Inc *	30,977
11,028	Palomar Medical Technologies Inc *	123,403
10,656	SurModics Inc * †	174,865
22,526	Symmetry Medical Inc *	237,424
20,604	West Pharmaceutical Services Inc	751,840
13,346	Zoll Medical Corp *	361,677
		$9,802,506

Miscellaneous --- 0.89%
12,085	ATC Technology Corp *	194,810
18,126	Dolan Co *	201,561
8,661	Exponent Inc *	283,388
11,135	G&K Services Inc Class A	229,938
26,590	Healthcare Services Group Inc	503,881
22,647	Mobile Mini Inc *	368,693
9,675	School Specialty Inc *	174,827
12,312	Viad Corp	217,307
		$2,174,405

Office Equipment & Supplies --- 0.63%
34,371	Interface Inc Class A	369,144
24,283	SYKES Enterprises Inc *	345,547
14,985	United Stationers Inc *	816,233
		$1,530,924

Oil & Gas --- 5.03%
14,400	BASiC Energy Services Inc *	110,880
22,279	Bristow Group Inc *	655,003
11,884	CARBO Ceramics Inc	857,906
18,734	Dril-Quip Inc *	824,671
8,414	Gulf Island Fabrication Inc	130,585
27,025	Holly Corp	718,324
14,605	Hornbeck Offshore Services Inc *	213,233
78,822	ION Geophysical Corp *	274,301
18,539	Lufkin Industries Inc	722,836
15,745	Matrix Service Co *	146,586
30,980	Oil States International Inc * ~	1,226,188
27,955	Penn Virginia Corp	562,175
11,682	Petroleum Development Corp *	299,293
32,362	Petroquest Energy Inc *	218,767
33,038	Pioneer Drilling Co *	187,325
13,807	SEACOR Holdings Inc *	975,603
7,755	Seahawk Drilling Inc * †	75,379
38,853	SM Energy Co ~	1,560,336
25,702	Stone Energy Corp *	286,834
11,189	Superior Well Services Inc *	187,080
23,439	Swift Energy Co *	630,743
46,000	TETRA Technologies Inc *	417,680
36,403	World Fuel Services Corp	944,294
		$12,226,022

Paper & Forest Products --- 0.76%
24,522	Buckeye Technologies Inc *	243,994
7,139	Clearwater Paper Corp *	390,932
6,711	Deltic Timber Corp	280,520
9,094	Neenah Paper Inc	166,420
11,392	Schweitzer-Mauduit International Inc	574,726
29,852	Wausau Paper Corp *	202,098
		$1,858,690

Personal Loans --- 0.82%
18,159	Cash America International Inc	622,309
30,270	EZCORP Inc Class A *	561,508
16,700	First Cash Financial Services Inc *	364,060
5,641	Rewards Network Inc †	77,112
9,792	World Acceptance Corp * †	375,132
		$2,000,121

Pharmaceuticals --- 1.07%
5,874	Hi-Tech Pharmacal Co Inc *	134,573
21,755	Par Pharmaceutical Cos Inc *	564,760
35,200	Salix Pharmaceuticals Ltd * ~	1,373,856
47,918	ViroPharma Inc *	537,161
		$2,610,350

Pollution Control --- 0.56%
29,041	ABM Industries Inc	608,409
38,224	Tetra Tech Inc *	749,573
		$1,357,982

Printing & Publishing --- 0.30%
24,316	Bowne & Co Inc	272,825
7,004	Consolidated Graphics Inc *	302,853
18,669	EW Scripps Co *	138,711
7,142	Standard Register Co	22,426
		$736,815

Real Estate --- 7.37%
24,400	Acadia Realty Trust REIT	410,408
70,212	BioMed Realty Trust Inc REIT ~	1,129,711
34,941	Cedar Shopping Centers Inc REIT	210,345
43,446	Colonial Properties Trust REIT	631,270
95,532	DiamondRock Hospitality Co REIT	785,273
16,574	EastGroup Properties Inc REIT	589,703
28,751	Entertainment Properties Trust REIT ~	1,094,551
54,017	Extra Space Storage Inc REIT	750,836
22,170	Forestar Group Inc *	398,173
42,059	Franklin Street Properties Corp REIT	496,717
38,566	Healthcare Realty Trust Inc REIT	847,295
22,477	Home Properties Inc REIT	1,013,038
43,773	Inland Real Estate Corp REIT	346,682
32,352	Kilroy Realty Corp REIT	961,825
40,070	Kite Realty Group Trust REIT	167,493
43,200	LaSalle Hotel Properties REIT	888,624
69,496	Lexington Realty Trust REIT †	417,671
14,497	LTC Properties Inc REIT	351,842
68,952	Medical Properties Trust Inc REIT	650,907
18,631	Mid-America Apartment Communities Inc REIT	958,938
51,529	National Retail Properties Inc REIT	1,104,782
12,997	Parkway Properties Inc REIT	189,366
29,951	Pennsylvania REIT	366,001
30,121	Post Properties Inc REIT	684,650
11,143	PS Business Parks Inc REIT	621,556
16,967	Sovran Self Storage Inc REIT	584,174
25,036	Tanger Factory Outlet Centers Inc REIT	1,035,990
13,036	Urstadt Biddle Properties Inc REIT	210,271
		$17,898,092

Restaurants --- 2.60%
745	Biglari Holdings Inc *	213,740
13,023	BJ's Restaurants Inc *	307,343
11,291	Buffalo Wild Wings Inc *	413,025
14,684	California Pizza Kitchen Inc *	222,463
13,650	CEC Entertainment Inc *	481,299
33,620	CKE Restaurants Inc	421,259
14,604	Cracker Barrel Old Country Store Inc	679,962
9,614	DineEquity Inc * †	268,423
34,116	Jack In The Box Inc *	663,556
5,235	Landry's Restaurants Inc * †	128,048
12,606	O'Charley's Inc *	66,812
12,665	Papa John's International Inc *	292,815
8,122	Peet's Coffee & Tea Inc * †	318,951
14,364	PF Chang's China Bistro Inc	569,533
9,531	Red Robin Gourmet Burgers Inc *	163,552
39,269	Ruby Tuesday Inc *	333,786
17,368	Ruth's Hospitality Group Inc *	72,598
37,301	Sonic Corp *	289,083
32,233	Texas Roadhouse Inc *	406,780
		$6,313,028

Retail --- 5.41%
13,780	Big 5 Sporting Goods Corp	181,069
9,018	Blue Nile Inc * †	424,568
26,394	Brown Shoe Co Inc	400,661
15,586	Buckle Inc †	505,298
24,731	Cabela's Inc * †	349,696
31,491	Casey's General Stores Inc	1,099,036
18,004	Cato Corp Class A	396,448
17,176	Children's Place Retail Stores Inc *	756,088
21,045	Christopher & Banks Corp	130,269
33,576	Finish Line Inc Class A	467,714
23,703	Fred's Inc Class A	262,155
14,868	Genesco Inc *	391,177
14,771	Group 1 Automotive Inc * †	347,562
18,137	Gymboree Corp *	774,631
11,665	Haverty Furniture Cos Inc	143,363
17,550	Hibbett Sports Inc *	420,498
26,098	HOT Topic Inc	132,578
24,900	HSN Inc *	597,600
16,931	Jo-Ann Stores Inc *	635,082
11,380	Jos A Bank Clothiers Inc *	614,406
12,045	Lithia Motors Inc Class A †	74,438
9,761	Lumber Liquidators Holdings Inc *	227,724
14,259	MarineMax Inc *	98,958
32,492	Men's Wearhouse Inc	596,553
9,539	Midas Inc *	73,164
12,073	Monro Muffler Brake Inc	477,246
19,088	NutriSystem Inc †	437,879
52,539	OfficeMax Inc *	686,159
29,191	Pep Boys - Manny Moe & Jack	258,632
14,406	PetMed Express Inc †	256,427
24,172	Sonic Automotive Inc Class A *	206,912
23,455	Stage Stores Inc	250,499
5,907	Stamps.com Inc *	60,547
17,180	Stein Mart Inc *	107,031
19,870	Tuesday Morning Corp *	79,281
13,973	Zale Corp * †	22,077
12,948	Zumiez Inc *	208,592
		$13,152,018

Savings & Loans --- 0.38%
27,798	Bank Mutual Corp	157,893
36,005	Brookline Bancorp Inc	319,724
15,091	Dime Community Bancshares	186,072
45,980	TrustCo Bank Corp NY †	257,488
		$921,177

Shoes --- 1.68%
53,219	Crocs Inc *	563,057
7,974	Deckers Outdoor Corp * ~	1,139,245
44,750	Iconix Brand Group Inc *	643,058
16,163	K-Swiss Inc Class A *	181,511
21,133	Skechers USA Inc Class A *	771,777
30,714	Wolverine World Wide Inc	774,607
		$4,073,255

Specialized Services --- 4.31%
14,138	Administaff Inc	341,574
11,329	American Public Education Inc *	495,077
18,728	CACI International Inc Class A *	795,566
9,042	Capella Education Co *	735,567
8,082	CDI Corp	125,514
44,783	CIBER Inc *	124,049
19,634	Coinstar Inc *	843,673
20,865	CSG Systems International Inc *	382,456
43,643	CyberSource Corp *	1,114,206
9,293	Forrester Research Inc *	281,206
30,958	Geo Group Inc *	642,379
23,036	Heartland Payment Systems Inc	341,854
10,926	Heidrick & Struggles International Inc	249,331
38,190	Hillenbrand Inc	816,884
11,834	Integral Systems Inc *	75,146
16,643	Kelly Services Inc Class A *	247,481
10,736	MAXIMUS Inc	621,292
4,548	NCI Inc Class A *	102,694
23,561	On Assignment Inc *	118,512
4,118	Pre-Paid Legal Services Inc * †	187,328
32,615	SFN Group Inc *	178,078
6,280	StarTek Inc * †	24,492
19,515	TeleTech Holdings Inc *	251,548
26,906	TrueBlue Inc *	301,078
12,519	Universal Technical Institute Inc * †	295,949
6,891	Volt Information Sciences Inc * †	57,884
24,033	Wright Express Corp *	713,780
		$10,464,598

Telephone & Telecommunications --- 0.46%
17,057	Cbeyond Inc *	213,212
26,754	General Communication Inc Class A * †	203,063
1,060	Metrocall Inc (rights) * §	0
19,843	Neutral Tandem Inc *	223,234
18,279	NTELOS Holdings Corp	314,399
13,311	USA Mobility Inc	171,978
		$1,125,886

Textiles --- 1.29%
36,759	Carter's Inc *	964,924
57,756	Liz Claiborne Inc * †	243,730
13,592	Maidenform Brands Inc *	276,733
11,239	Movado Group Inc *	120,033
8,266	Oxford Industries Inc	173,007
6,357	Perry Ellis International Inc *	128,412
78,540	Quiksilver Inc *	290,598
15,817	True Religion Apparel Inc *	349,081
8,759	Unifirst Corp	385,571
10,442	Volcom Inc *	193,908
		$3,125,997

Tobacco --- 0.08%
54,310	Alliance One International Inc * †	193,344
		$193,344

Transportation --- 0.88%
15,442	Arkansas Best Corp	320,422
32,674	Heartland Express Inc	474,426
36,205	Knight Transportation Inc	732,789
17,204	Old Dominion Freight Line Inc *	604,549
		$2,132,186

Utilities --- 2.65%
34,037	Avista Corp	664,743
9,633	CH Energy Group Inc	377,999
13,550	Laclede Group Inc	448,911
25,303	New Jersey Resources Corp	890,666
16,461	Northwest Natural Gas Co	717,206
22,262	NorthWestern Corp	583,264
44,371	Piedmont Natural Gas Co Inc † ~	1,122,586
18,502	South Jersey Industries Inc	794,846
28,092	Southwest Gas Corp	828,714
		$6,428,935

Water --- 0.15%
11,313	American States Water Co	374,913
		$374,913

TOTAL COMMON STOCK --- 99.32%		$241,349,981
(Cost $272,908,871)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,332,000	Federal Home Loan Bank	6,332,000
	0.00% July 1, 2010
490,000	United States of America	489,897
	0.11% September 9, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.81%		$6,821,897
(Cost $6,821,897)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,894,085	Bank of America LLC	2,894,084
	Repurchase Agreement
	0.05% July 1, 2010
2,894,085	Barclays Capital Inc	2,894,085
	Repurchase Agreement
	0.01% July 1, 2010
2,894,085	BNP Paribas Securities Corp	2,894,085
	Repurchase Agreement
	0.04% July 1, 2010
2,894,085	Household Bank Securities Inc	2,894,084
	Repurchase Agreement
	0.01% July 1, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 4.76%		$11,576,338
(Cost $11,576,338)

OTHER ASSETS & LIABILITIES --- (6.89%)		$(16,738,201)

TOTAL NET ASSETS --- 100%		$243,010,015
(Cost $291,307,106)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
Russell 2000 Mini Long Futures	51	$3,099,780	Sept 2010	$(149,682)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at June 30, 2010.
REIT	Real Estate Investment Trust
~	Collateral or Segregated Assets for Futures
§	Security has no market value at June 30, 2010.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Index 600 Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$988.81	$2.96

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010